Cover	Jul. 23, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002100219
Document Type	S-6
Entity Registrant Name	MORGAN STANLEY PORTFOLIOS, SERIES 89
Document Period End Date	Jul. 23, 2026
Space Economy Contributors [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Trust invests in a portfolio of domestic and foreign common stocks and American Depositary Receipts of companies that Morgan Stanley & Co. LLC Research believes contribute to the space economy.The Trust will seek to meet its objective by investing in domestic and foreign common stocks and ADRs of companies that Morgan Stanley & Co. LLC Research ("MS&Co. Research") believes contribute to the space economyWith the backdrop of increased attention, activity and both private and public investment into space exploration and related activities (the "Space Economy"), MS&Co. Research published a July 13, 2026 report titled "Adding SpaceX to the Space 60: US Space Value Chain Mapping" (the "Report"). The Report updates MS&Co. Research's April 12, 2026 report titled "The Space 60: Picks & Shovels for the Final Frontier" and continues the same investment objective and selection process for investing in the Space Economy
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The Report identifies a list of publicly traded companies that MS&Co. Research believes are enablers across various aspects of the Space Economy, including producers of raw materials, manufacturers of components, satellite operators, and other space industry participants (collectively, "Contributors"). The Report describes the connection of each identified Contributor to the Space Economy by reference to its space-related products, services or functions. In selecting Contributors for the list, MS&Co. Research used a qualitative process that took into account the views of Morgan Stanley's global research team across relevant industry sectors and the space-related products, services or functions associated with each company. MS&Co. Research divided the list of Contributors into the following seven primary categories:

•  Raw Materials & Mining: Companies that extract the critical materials (from the ground) that are used to make space hardware.

•  Specialty Materials & Alloys: Companies that engineer the high-performance materials, which are built to withstand the extreme heat, stress, and radiation that accompany space travel.

•  Propulsion & Fuels: Companies that supply important gases or liquid fuels to power launch systems or in-space propulsion.

•  Electronics & Semiconductors: Companies that produce space-grade semiconductors and electronics that enable computing, communication, and control in demanding orbital environments.

•  Components & Subsystems: Companies that manufacture critical components that keep spacecraft operational, which can include anything from sensor suites to fluid valves/pumps to structural elements such as trusses, bulkheads, and booms.

•  Spacecraft & Launch Systems: Companies that design, build, and/or launch spacecraft.

•  Satellite Operators & Services: Companies that operate satellite constellations and ground infrastructure that monetize data, connectivity, and communications between space and Earth.

As of the Initial Date of Deposit, the Trust's portfolio will invest all of its net assets in common stocks and ADRs of companies that MS&Co. Research believes are Contributors.